OPERATING LEASES - Maturities of lease liabilities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
OPERATING LEASES.
2021	$ 1,409
2022	610
Total undiscounted lease payment	2,019
Less: Imputed interest	21
Present value of lease liabilities	$ 1,998